Revenue - Disaggregation of Revenue from Contracts with Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 328,343	€ 386,962	€ 428,539
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	326,705	385,510	427,493
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,638	1,452	1,046
Wholesale (distributors and retailers) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	274,070	320,263	365,499
Directly operated stores (end consumers) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	54,273	66,699	63,040
Europe, Middle East and Africa [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	165,025	183,794	212,481
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	99,383	137,665	137,452
Asia Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	63,935	65,503	78,606
United States of America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	73,676	97,723	94,393
Italy [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	46,269	48,557	53,261
China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	38,339	39,258	47,099
United Kingdom [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	36,463	39,416	43,501
Spain [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,039	14,846	17,334
Canada [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,233	18,355	17,371
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,641	12,120	16,332
Belgium [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,281	7,809	8,682
South Korea [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,151	5,626	8,232
Australia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,867	8,668	9,903
Germany [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,984	7,234	11,455
France [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,975	8,493	11,179
Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,320	4,829	4,996
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	64,105	74,028	84,801
Sale of upholstery furniture [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	280,210	329,162	365,346
Sale of home furnishing accessories [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,325	39,623	41,733
Sale of polyurethane foam [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,848	9,665	14,958
Sale of other goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,960	8,512	6,502
Natuzzi Editions Brand [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	152,452	160,136	167,925
Natuzzi Italia Brand [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	115,155	135,500	144,953
Private label [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	45,928	73,149	94,201
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 14,808	€ 18,177	€ 21,460